Equity (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of classes of share capital [abstract]
Summary of classes of share capital
Changes in the Group's equity during the years ended December 31, 2025 and 2024 were as follows:

	Quantity		In US$ (thousands)
	Class A Shares	Class B Shares	Share capital	Other contributed capital
Balance as of January 1, 2024	467,976,748	1,642,233,575	(21,168)	(3,615,187)

Conversion of Class B to Class A (1:1)	1,592,341,000	(1,592,341,000)	—	—
Equity-settled share-based payment	144,249	—	(1)	(9,840)
Balance as of December 31, 2024	2,060,461,997	49,892,575	(21,169)	(3,625,027)

Balance as of January 1, 2025	2,060,461,997	49,892,575	(21,169)	(3,625,027)
Equity issuance - June PIPE	210,476,190	(20,000,000)	(1,905)	(197,766)
Related party capital contribution	—	—	—	(23,835)
Equity-settled share-based payment	8,937,392	—	(89)	(9,053)
Equity issuance - December PIPE	465,356,760	—	(4,654)	(277,777)
Balance as of December 31, 2025	2,745,232,339	29,892,575	(27,817)	(4,133,458)
The following instruments of the Parent were issued and outstanding as of December 31, 2025 and 2024, and are presented in quantity:

	As of December 31,
	2025	2024
Outstanding shares
Class A Shares with a par value of $0.01	2,745,232,339	2,060,461,997
of which were owned by related parties	1,885,066,989	1,675,841,017
Class B Shares with a par value of $0.01	29,892,575	49,892,575
of which were owned by related parties	29,892,575	49,892,575
Class C-1 Shares with a par value of $0.10	20,499,965	20,499,965
Class C-2 Shares with a par value of $0.10	4,500,000	4,500,000
Redeemable Preferred Shares with a par value of GBP 1.00.	50,000	50,000